DEBENTURES	12 Months Ended
Dec. 31, 2018
DEBENTURES
DEBENTURES

NOTE 14 — DEBENTURES

	General	Quantity as of December 31, 2018
Issuance	Meeting	Issued	Held in treasury	Maturity	2018	2017
3rd- A and B	May 27,1982	144,000	141,144	06/01/2021	18,871	21,377
7th	July 14, 1982	68,400	68,271	07/01/2022	1,102	1,333
8th	November 11, 1982	179,964	178,516	05/02/2023	8,080	14,557
9th	June 10, 1983	125,640	125,365	09/01/2024	2,349	4,900
11th - A and B	June 29, 1990	150,000	149,294	06/01/2020	5,716	5,761
15th	November 09, 2018	1,500,000	—	11/21/2022	1,502,755	—
Total Consolidated					1,538,873	47,928

Current					2,755	—
Non-current					1,536,118	47,928

The amortization schedules of long term are as follows:

	2018	2017
2020	5,716	5,761
2021	18,871	21,377
2022	1,501,102	1,333
2023	8,080	14,557
2024 on	2,349	4,900
	1,536,118	47,928

15ª Issuance of Debentures: The Board of Directors Meeting held on November 9, 2018 approved the 15th issuance of Simple Debentures and non-convertible into shares, in a Single Series. The value of the Issuance, subscribed and paid-in, was R$ 1.5 billion, represented by 1,500,000 debentures, with a par value of R$ 1,000.00, and the net proceeds were used to reinforce cash, with the objective of meet ordinary management business.

Debentures are denominated in Brazilian reais, they are not convertible into shares and have variable interest at a percentage of the CDI (Interbank Deposit Rate). The nominal annual interest rate was 6.42% and 9.93% as of December 31, 2018 and December 31, 2017, respectively.

The Company has guarantees provided by parent entity for debentures of the 7ª, 8ª, 9ª and 11ª issuances.